DISCONTINUED OPERATIONS - Schedule of Income from Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating expense:
Loss from discontinued operations	$ (26,451)	$ (23,565)
Pharmacy Services Business | Discontinued Operations, Disposed of by Sale
Revenue:
Total revenue	41,747	20,203
Cost of products sold and services:
Total cost of products sold and services	39,803	20,030
Operating expense:
Pharmacy operations	15,208	12,533
General and administrative	4,774	4,435
Selling and marketing	8,102	6,808
Research and development	298	0
Total operating expense	28,382	23,776
Operating loss	(26,438)	(23,603)
Other gain (loss), net	0	46
Interest income	0	0
Interest expense	(13)	(8)
Loss from discontinued operations	$ (26,451)	$ (23,565)